Equity-Accounted Investees and Joint Business	12 Months Ended
Dec. 31, 2023
Equity-Accounted Investees and Joint Business
Equity-Accounted Investees and Joint Business

(10)   Equity-Accounted Investees and Joint Business

Details of this caption in the consolidated balance sheet at 31 December 2023 and 2022 are as follows:

		Thousands of Euros		Thousands of Euros
	% ownership	31/12/2023	% ownership	31/12/2022
Shanghai RAAS Blood Products Co., Ltd.	6.58%	474,601	26.20%	1,910,428
Grifols Egypt Plasma Derivatives	49.00%	46,263	49.00%	36,111
BioDarou P.J.S. Co.	49.00%	11,265	49.00%	5,051
Total equity accounted investees with similar activity to that of the Group		532,129		1,951,590
Albajuna Therapeutics, S.L	100.00%	—	49.00%	622
Mecwins, S.A.	24.59%	2,841	24.59%	2,965
Total of the rest of equity accounted investees		2,841		3,587

Total equity-accounted investees		534,970		1,955,177

Movement in the investments in equity-accounted investees for the year ended 31 December 2023 is as follows:

	Thousands of Euros
	2023
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees
	Shanghai
	RAAS Blood	Grifols Egypt			Albajuna
	Products Co.,	Plasma	BioDarou P.J.S.		Therapeutics,	Mecwins,
	Ltd.	Derivatives	Co.	Total	S.L	S.A.	Total	Total
Balance at 1 January	1,910,428	36,111	5,051	1,951,590	622	2,965	3,587	1,955,177

Acquisitions	—	20,342	—	20,342	—	—	—	20,342
Transfers	—	—	—	—	—	—	—	—
Share of profit / (losses)	61,979	(1,025)	2,786	63,740	(798)	(124)	(922)	62,818
Share of other comprehensive income / translation differences	(57,048)	(9,165)	3,846	(62,367)	176	—	176	(62,191)
Collected dividends	(6,891)	—	—	(6,891)	—	—	—	(6,891)
Uncollected dividends	—	—	(418)	(418)	—	—	—	(418)
Transfers	(1,433,867)	—	—	(1,433,867)	—	—	—	(1,433,867)
Balance at 31 December	474,601	46,263	11,265	532,129	—	2,841	2,841	534,970

Movement in the investments in equity-accounted investees for the year ended 31 December 2022 is as follows:

	Thousands of Euros
	2022
	Equity accounted investees with similar activity to that of the Group					Rest of equity accounted investees
		Shanghai RAAS	Grifols Egypt			Albajuna
	Access	Blood Products	Plasma	BioDarou		Therapeutics,
	Biologicals LLC	Co., Ltd.	Derivatives	P.J.S. Co.	Total	S.L	Mecwins, S.A.	Total	Total
Balance at 1 January	53,264	1,909,596	31,847	—	1,994,707	1,910	3,159	5,069	1,999,776

Acquisitions	—	—	—	4,534	4,534	—	—	—	4,534
Transfers	(129,459)	—	—	—	(129,459)	—	—	—	(129,459)
Share of profit / (losses)	76,895	26,680	865	(962)	103,478	(1,288)	(194)	(1,482)	101,996
Share of other comprehensive income / translation differences	3,028	(18,859)	(16,419)	1,479	(30,771)	—	—	—	(30,771)
Collected dividends	(3,728)	(6,989)	—	—	(10,717)	—	—	—	(10,717)
Others	—	—	19,818	—	19,818	—	—	—	19,818
Balance at 31 December	—	1,910,428	36,111	5,051	1,951,590	622	2,965	3,587	1,955,177

Movement in the investments in equity-accounted investees for the year ended 31 December 2021 is as follows:

	Thousands of Euros
	2021
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees

	Access	Shanghai RAAS	Grifols Egypt		Albajuna
	Biologicals	Blood Products	Plasma		Therapeutics,
	LLC	Co., Ltd.	Derivatives	Total	S.L	GigaGen, Inc.	Mecwins, S.A.	Total	Total
Balance at 1 January	46,782	1,800,578	—	1,847,360	3,378	15,677	2,605	21,660	1,869,020
Acquisitions	—	—	30,454	30,454	—	—	860	860	31,314
Transfers	—	—	—	—	—	(50,794)	—	(50,794)	(50,794)
Share of profit / (losses)	8,298	24,835	(578)	32,555	(1,463)	34,957	(306)	33,188	65,743
Share of other comprehensive income / translation differences	3,929	89,886	1,971	95,786	(5)	160	—	155	95,941
Collected dividends	(5,745)	(5,703)	—	(11,448)	—	—	—	—	(11,448)
Balance at 31 December	53,264	1,909,596	31,847	1,994,707	1,910	—	3,159	5,069	1,999,776

The main movements of the equity-accounted investees with similar activity to that of the Group are explained below:

Grifols Egypt for Plasma Derivatives (S.A.E.)

On 29 July 2021, a cooperation agreement was signed with the National Service Projects Organization (NSPO) to help build a platform to bring self-sufficiency in plasma-derived medicines to Egypt. The Company made a first contribution of US Dollars 36,750 thousand (equivalent to Euros 30,454 thousand at the date of integration), and in exchange received GEPD shares representing 49% of its share capital, which amounts to US Dollars 300 million. The Company has undertaken to make the contributions for the outstanding amount corresponding to its interest as the capital requirements are approved. As a result, the Group made a further capital contribution of US Dollars 22 million during 2022, equivalent to 49% of the total capital contribution made (US Dollars 45 million). Additionally, during 2023 the Group made another capital contribution of US Dollars 22 (Euros 20 million at the contribution date) million, equivalent to 49% of the total capital increase made (US Dollar 67 million).

Shanghai RAAS Blood Products Co. Ltd.

In March 2019, Grifols entered into a share exchange agreement with Shanghai RAAS Blood Products Co. Ltd. (hereinafter SRAAS), through which Grifols would deliver 90 shares of its US subsidiary Grifols Diagnostic Solutions Inc. (hereinafter GDS) (representing 45% of the economic rights and 40% of the voting rights), and in exchange would receive 1,766 million of SRAAS shares (representing 26.2% of the share capital).

After receiving all relevant authorizations, at 31 December 2019, Grifols delivered 90 shares of its subsidiary GDS in exchange for a contractual right to receive equity instruments in an associate (equivalent to 1,766 million of SRAAS shares), because at that date no shares of SRAAS were received. As a consequence, at 31 December 31 2019, SRAAS was the minority shareholder owning  45% of GDS. Grifols recorded the aforementioned contractual right for the fair value of the GDS shares delivered and subsequently, the right was measured based on its fair value through profit or loss.

On 30 March 2020, the share exchange agreement was closed and Grifols received SRAAS shares corresponding to 26.2% of its share capital. Therefore, Grifols became the largest shareholder of SRAAS, while maintaining operational, voting and economic control of GDS.

Consequently, the consolidated balance sheet at 31 December 2020, did not longer show any financial asset related to the contractual right, but the interest in SRAAS was recorded as an investment in an associate company because the Group exercises significant influence in accordance with the criteria established in IAS 28 – Investment in Associates and Joint Ventures. SRAAS’ equity-accounted investment was recognized at the value of the shares at the closing date of the transaction. The difference between the contractual right value recognized at 31 December 2019 and SRAAS quoted value at 30 March 2020 was Euros 56,526 thousand which was recognized as Change in fair value of financial instruments in the consolidated statement of profit and loss.

The impact on the consolidated statement of profit and loss related to the equity method result was included in the Operating Result under “Profit/(loss) of equity accounted investees with similar activity to that of the Group”, since SRAAS is a company dedicated to the plasma product sector.

The transaction costs were recognized as part of the investment value and totaled Euros 34,088 thousand.

On 29 December 2023, Grifols announced a Strategic Alliance and Share Purchase Agreement with Haier Group Corporation (Haier) for the sale of approximately a 20% equity stake in SRAAS in exchange for RMB 12,500 million, which represents a price of RMB 9.405 per share.

According to the fair value implicit in the transaction with Haier, there is no impairment indication in SRAAS investment as of December 31, 2023. At 31 December 2023 Shanghai RAAS Blood Products Co. Ltd. stock market capitalization totals RMB 53,164 million (RMB 42,737 million at 31 December 2022).

	Agreed price in transaction with Haier	31/12/2023	Date of acquisition
SRAAS shares price	CNY 9.405	CNY 8.00	CNY 7.91

As of 31 December 2022, the recoverable value of the investment in SRAAS was determined in accordance with its value in use, calculated as the present value of future cash flows discounted at a discount rate that reflects the inherent risk thereof.

The key assumptions used to perform the impairment test of the investment in SRAAS for 2022 were as follows:

	Perpetual Growth rate	Pre-tax discount rate
SRAAS	3.3%	9.2%

The reasonably possible changes considered for SRAAS were a variation in the discount rate, as well as in the estimated perpetual growth rate, according to the following detail:

	Perpetual Growth rate	Pre-tax discount rate
SRAAS	+/- 50 bps	+/- 50 bps

Due to the aforementioned Share Purchase Agreement with Haier Group Corporation, as of December 31, 2023, the amount equivalent to 20% of the ownership in SRAAS has been reclassified to the heading Non-current assets held for sale (see note 12).

Access Biologicals LLC.

On 12 January 2017, the group announced the acquisition of 49% of the voting rights in Access Biologicals LLC, a company based in San Diego, California, USA, for the amount of US Dollars 51 million. Grifols entered into an option agreement to purchase the remaining 51% voting rights in five years, in 2022. Grifols also signed a supply agreement to sell biological products not meant for therapeutic use to Access Biologicals.

The principal business activity of Access Biologicals is the collection and manufacturing of an extensive portfolio of biological products. Combined with closed-loop material sourcing, it provides critical support for various markets such as in-vitro diagnostic manufacturing, biopharmaceutical, cell culture and diagnostic research & development.

On 15 June 2022, Grifols, through its wholly-owned subsidiary Chiquito Acquisition Corp., reached an agreement to acquire all the shares of Access Biologicals LLC, exercising the call option for the remaining 51%, for a total of US Dollars 142 million. With the acquisition of 100% of the shares, Grifols obtains control over Access Biologicals LLC and, therefore, it is considered a group company and is consolidated under the full consolidation method (see note 3). In 2023, Access Biologicals, L.L.C, Chiquito Acquisition Corp. and Grifols Bio Supplies, Inc. entered into a merger agreement, with the surviving company being Grifols Bio Supplies, Inc. (see note 2).

BioDarou P.J.S. Co.

On 25 April 2022, and after obtaining all regulatory approvals, Grifols closed the acquisition of 70.18% of the share capital of Biotest AG for Euros 1,460,853 thousand (see note 3). Biotest AG is the parent company of a consolidated group of companies, which includes a joint venture investment corresponding to a 49% interest held by Biotest Pharma GmbH in BioDarou P.J.S. Co, whose registered office is in Tehran, Iran, and which is accounted for using the equity method.

The company’s goal is to collect plasma, process it into immunoglobulins, factors and human albumin through Biotest AG and then sell the finished products in Iran.

The main movements for the rest of the equity-accounted investees are explained below:

Albajuna Therapeutics, S.L.

In 2016, Grifols made a capital investment of 3.75 million euros in exchange for 30% of the shares of Albajuna Therapeutics, S.L. Since 2018, as a result of a planned investment in accordance with the Shareholders’ Agreement of January 2016, Grifols held a 49% stake in the company’s capital. Albajuna Therapeutics, S.L. is a Spanish research company founded in 2016 whose main activity is the development and manufacture of therapeutic antibodies against HIV.

On 9 October, 2023, Grifols, through its 100% owned subsidiary Grifols Innovation and New Technologies Limited, reached an agreement to acquire all the shares of Albajuna Therapeutics, S.L. for the remaining 51% for a total amount of 1 euro. With the acquisition of 100% of the shares, Grifols obtained control over Albajuna Therapeutics, S.L. and, therefore, it has become a group company and has been consolidated under the global consolidation method (see note 3).

Medcom Advance, S.A.

In February 2019, the Group completed the acquisition of 45% of the shares in Medcom Advance, S.A. for an amount of Euros 8,602 thousand. Medcom Advance, S.A. is a company dedicated to research and development with a view to create proprietary patents using nanotechnology. The company was equity-accounted. At 31 December 2022 and 2023, this investment is fully impaired.

Mecwins, S.A.

On 22 October 2018 Grifols allocated Euros 2 million to the capital increase of Mecwins through Progenika Biopharma, reaching 24.99% of the total capital.

Mecwins is a spin-off of the Institute of Micro and Nanotechnology of the Center for Scientific Research (CSIC), specialized in the development of innovative nanotechnological analysis tools for the diagnosis and prognosis of diseases.

Mecwins has developed ultrasensitive optical reading immunoassay technology from nanosensors for the detection of protein biomarkers in blood. This technology has potential applications in fields such as oncology, cardiovascular and infectious diseases.

The injection of capital, in which CRB Inverbio also participated with an additional Euros 2 million, will enable Mecwins to start developing pre-commercial prototypes of this technology and for Grifols to position itself in the field of nanotechnology applied to diagnosis.

In 2021, Mecwins, S.A. acquired own shares from Progenika Biopharma, S.A. to generate treasury stock. This acquisition caused the percentage of ownership in Mecwins, S.A. to decrease to 24.59%.

GigaGen Inc.

On 5 July 2017, Grifols through its 100% subsidiary Grifols Innovation and New Technologies Limited (“GIANT”) acquired a 43.96% shareholding in GigaGen, Inc., a company based in San Francisco (USA) for the amount of US Dollars 35 million.

GIANT and GigaGen entered into a Research and Collaboration Agreement whereby in exchange of a collaboration fee of US Dollars 15 million in the aggregate, GigaGen will commit to carry out research activities to develop recombinant polyclonal immunoglobulin therapies derived from human B cells for the treatment of human diseases.

On 8 March 2021, Grifols, through its wholly owned subsidiary Grifols Innovation and New Technologies Limited (“GIANT”), reached an agreement to acquire all of the shares of Gigagen, Inc. for a total amount of US Dollars 90.5 million. With the acquisition of the 100% stake, Grifols obtains control over Gigagen and, therefore, becomes a group company and is consolidated under the full consolidation method (see note 3).

The most recent financial statements available of the main equity-accounted investments of Grifols are as follows:

Balance sheet:

	Thousands of Euros
	31/12/2023	31/12/2022
	SRAAS	SRAAS
Non-current assets	2,990,702	3,028,641
Current assets	561,804	648,415
Cash and cash equivalents	512,309	430,655
Non-current liabilities	(2,182)	(2,645)
Non-current financial liabilities	(211)	(292)
Current liabilities	(263,827)	(193,289)
Net assets	3,798,595	3,911,485

P&L:

	Thousands of Euros
	31/12/2023	31/12/2022
	SRAAS	SRAAS
Net revenue	778,328	700,831
Profit for the year	234,416	227,000

Joint arrangement

Biotek America LLC

In July 2021, Grifols signed a collaboration agreement with ImmunoTek GH, LLC (ImmunoTek), an operator with recognized experience in the market, for the opening and management of 21 plasma collection centers. This agreement was subsequently amended to increase the number of centres to 28 plasma centres. The transaction was instrumentalized through the creation of a transparent company for tax purposes in the United States, Biotek America LLC (“ITK JV”), which created a series of shares for each center. Grifols holds 75% of each series of shares through the company Grifols Bio North America and ImmunoTek the remaining 25%.

During the 2023 financial year, the Group and Immunotek signed an amendment to the initial agreement. As of 31 December 2023 and 2022, this collaboration agreement has involved:

●	The construction, licensing, and commissioning by ImmunoTek of a total of 21 plasma centers in the United States. This agreement was later extended to a total of 28 centres;
●	The sale of each center to Grifols approximately 3 years after its opening, for an approximate amount of US Dollars 579,615 thousand (US Dollars526,753 thousand) for the 28 centers. The number of centers to be acquired and the date of acquisition of these will be: 7 centers in April 2024, 7 centers in July 2024, 8 centers in January 2025 and 6 centers in January 2026;
●	Grifols made advances of up to US Dollars 5,000 thousand for each center to ImmunoTek (US Dollars 140,000 thousand) for the 28 centers (Euros 126,697 thousand), which will be deducted from the purchase price of the centers.
●	All of the plasma collected by ITK JV through the 28 centers is sold exclusively to Grifols in exchange for an agreed price. Plasma purchases made from ITK JV in 2023 and 2022 amounted to Euros 233,706 thousand and Euros 66,648 thousand, respectively.
●	ImmunoTek exclusively holds the management of the centers in exchange for a fee for its management that amounted to Euros 10,630 thousand (Eurps 5,836 thousand in 2022). Subsequently, as a result of a contractual amendment, management fees became fixed amounts.
●	As a manager, you can carry out all the acts you deem necessary under your sole and sole responsibility, but always within the activities agreed by the parties. It can only be terminated with the unanimous consent of the parties. However, the manager does not act with a delegated power, insofar as it has exposure for management fees and the achievement of objectives to maximise the selling price of each of the series.
●	In the event of liquidation of ITK JV, once the creditors of ITK JV or each of the series have been paid, the advances contributed by the unitholders must then be returned, in this case, the advances contributed by the Grifols Group and the remainder, if any, will be distributed to each of the shareholders in proportion to their participation in the share capital (Immunotek 25%; Grifols 75%).
●	None of the series should be responsible for expenses incurred or attributed to the other series. All profit, loss, income and expense items will be allocated to ImmunoTek, including any tax benefits derived therefrom. However, all assets and liabilities correspond to each of the series. Therefore, each of the series has a separate legal personality, with assets and liabilities isolated from the rest, i.e. each series is a SILO.
●	Grifols, through Grifols Shared Services North America, Inc. acts as guarantor of five plasma center lease agreements up to US$50M that ImmunoTek has not involved in the collaboration under Biotek America, LLC. In addition, Grifols S.A. acts as guarantor of the commitments acquired for the purchase of the 28 plasma centers.

As of 31 December 2023, the Group has made advance payments for the acquisition of the 28 plasma centers amounting to Euros 21,136 thousand (US Dollars 22,804 thousand). The amounts payable net of deposits and on the basis of a minimum production and existence of the centres at the time of purchase, would be the following amounts according to the estimated payment schedule:

	Thousand
Year	US Dollar	Euros
2024	273,663	248,785
2025	81,238	73,853
2026	61,910	56,282
Total	416,811	378,920

Regardless of whether Grifols holds a 75% stake and whether the management has been transferred to Immunotek, there is joint control until Grifols acquires the centers and will be counted as a joint agreement based on the contractual conditions: (i) joint decision-making power on the relevant activities; (ii) Grifols’ exposure to the 75% stake, the advances paid, the guarantees granted and the contracts for the purchase of plasma supply; (iii) significant exposure of the other shareholder to the results of the silos generated and their fees, given that it does not act with delegated power and, (iv) linkage between the two.

Therefore, to the extent that there is joint control and each series is representative of a SILO and has been designed and created to sell all the plasma collected to Grifols and advances the necessary funds for the development of the series and guarantees the obligations, they should be considered joint agreements.

However, there is a disproportion between Grifols’ percentage stake in the series, which amounts to 75%, and the economic exposure to assets and liabilities of 100%, while the income and expenses and tax benefits derived therefrom from the period prior to the acquisition must be attributed to Immunotek. As a result, the losses generated by the series during the period prior to the acquisition belong to the other shareholder under the tax transparency regime.

In accordance with the above, up to 2022, Grifols has recognized the participation in the series applying the participation method and, to the extent that the result attributed to Grifols is zero, such participation has been valued at a zero amount. On the other hand, it has recognized as an asset the advances granted to Immunotek for the development of the centers. The advances granted will be deducted from the purchase price agreed by the centres, so they will be cancelled with the acquisition of each of the series.

As indicated, the transaction has been accounted for as a forward contract to acquire a business and, therefore, there is a derivative financial instrument that does not meet the requirement for exclusion under IFRS 9.

Since the strike price of the call options as well as the forward contract have been established considering a price per liter of market, the value of the options is not relevant. In addition, although a forward contract implies a term obligation, that fact does not imply recognition of the contractual obligation to acquire an asset or business, to the extent that it is not controlled in accordance with IAS 32.

Notwithstanding the above, in 2023 the series has been integrated in accordance with IFRS 11 Joint Agreements, with the aim of improving transparency. The integration was carried out prospectively from 1 January 2023, recognising an adjustment in reserves amounting to Euros 39,344 thousand. This amount reflects the losses attributable to the other unitholder, as previously indicated and which will be cancelled when each series is acquired.

Below is a breakdown of the aggregate balances of the 28 centers as of 31 December 2023 and 2022, excluding balances with Grifols. The balances as of 31 December 2023 are included in these consolidated financial statements in accordance with IFRS 11 Joint Arrangements aligning the accounting treatment with the essence of the contract, which was last modified  in June 2023:

	Thousands of
	US Dollars		Euros
	31/12/2023	31/12/2022	31/12/2023	31/12/2022
Non-current assets	120,133	123,393	108,718	115,688
Current assets	69,726	65,993	63,100	61,872
Total assets	189,859	189,385	171,818	177,560

Non-current liabilities	119,449	126,762	108,099	118,846
Current liabilities	90,791	91,529	82,164	85,814
Total liabilities	210,240	218,290	190,263	204,660

Total Equity	(20,381)	(28,905)	(18,445)	(27,100)

	Thousands of
	US Dollars		Euros
	31/12/2023	31/12/2022	31/12/2023	31/12/2022
Net revenue	255,373	72,540	231,106	68,011
Profit for the year	(2,924)	(35,529)	(2,646)	(33,310)